ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2024	2025
	S$	S$
Accounts receivable – third parties	673,921	603,705
Less: allowance for doubtful accounts	(245,344)	(245,344)
Accounts receivable, net	428,577	358,361

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for doubtful accounts for the years ended June 30, 2024 and 2025 were as follows:

	As of June 30,
	2024	2025
	S$	S$
Balance at beginning of the year	35,599	245,344
Additions	209,745	-
Balance at end of the year	245,344	245,344

SCHEDULE OF NET ALLOWANCE FOR DOUBTFUL ACCOUNTS BASED ON INVOICE DATA

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of June 30,
	2024	2025
	S$	S$
Within 30 days	424,367	348,122
Between 31 and 60 days	3,230	1,004
Between 61 and 90 days	467	-
More than 90 days	513	9,235
Accounts receivable	428,577	358,361